Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of January 2012

Collection Period Start	1-Jan-12	Distribution Date	15-Feb-12
Collection Period End	31-Jan-12	30/360 Days	30
Beg. of Interest Period	17-Jan-12	Actual/360 Days	29
End of Interest Period	15-Feb-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	382,287,078.15	350,120,567.14	0.3694938
Total Securities		947,568,199.56	382,287,078.15	350,120,567.14	0.3694938
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.390000%	256,000,000.00	134,718,878.59	102,552,367.58	0.4005952
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	32,166,511.01	156,049.37	125.6504336	0.6095679
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,166,511.01	223,132.70

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,899,914.75
Monthly Interest				2,494,306.77
Total Monthly Payments				7,394,221.52

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				251,236.20
Aggregate Sales Proceeds Advance				12,704,128.03
Total Advances				12,955,364.23

Vehicle Disposition Proceeds:
Reallocation Payments				14,503,589.90
Repurchase Payments				1,125,529.96
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,122,187.64
Excess Wear and Tear and Excess Mileage				188,181.10
Remaining Payoffs				0.00
Net Insurance Proceeds				358,259.39
Residual Value Surplus				1,020,031.61
Total Collections				48,667,365.35

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	8,249,135.00			553
Involuntary Repossession	91,516.00			6
Voluntary Repossession	-			-
Full Termination	6,133,053.90			339
Bankruptcy	29,885.00			2
Insurance Payoff		356,235.95		17
Customer Payoff			184,358.83	10
Grounding Dealer Payoff			9,265,729.26	506
Dealer Purchase			2,035,062.22	110
Total	14,503,589.90	356,235.95	11,485,150.31	1,543

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of January 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	22,216	417,226,713.32	6.00000%	382,287,078.15
Total Depreciation Received		(5,825,862.77)		(5,639,958.72)
Principal Amount of Gross Losses	(39)	(717,464.44)		(658,362.52)
Repurchase / Reallocation	(71)	(1,285,015.55)		(1,125,529.96)
Early Terminations	(559)	(8,829,202.53)		(7,921,759.00)
Scheduled Terminations	(1019)	(18,956,701.47)		(16,820,900.81)
Pool Balance - End of Period	20,528	381,612,466.56	6.00000%	350,120,567.14

Remaining Pool Balance
Lease Payment				64,352,571.62
Residual Value				285,767,995.52
Total				350,120,567.14

III. DISTRIBUTIONS

Total Collections					48,667,365.35
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					48,667,365.35

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					331,590.52
3. Reimbursement of Sales Proceeds Advance					11,893,087.50
4. Servicing Fee:
Servicing Fee Due					318,572.57
Servicing Fee Paid					318,572.57
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,543,250.59

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					156,049.37

Class A-3 Notes Monthly Interest Paid					156,049.37
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of January 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	223,132.70
Total Note and Certificate Monthly Interest Paid	223,132.70
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,900,982.06

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,166,511.01

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	32,166,511.01
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,734,471.05

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of January 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,734,471.05
Gross Reserve Account Balance		17,947,994.05
Remaining Available Collections Released to Seller		3,734,471.05
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.29
Monthly Prepayment Speed		85%
Lifetime Prepayment Speed		59%

	$	units
Recoveries of Defaulted and Casualty Receivables	531,332.67
Securitization Value of Defaulted Receivables and Casualty Receivables	658,362.52	39
Aggregate Defaulted and Casualty Gain (Loss)	(127,029.85)
Pool Balance at Beginning of Collection Period	382,287,078.15
Net Loss Ratio	-0.0332%

Cumulative Net Losses for all Periods	0.0691%	655,215.68

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,050,804.68	124
61-90 Days Delinquent	992,991.41	56
91-120+ Days Delinquent	155,717.82	10
Total Delinquent Receivables:	3,199,513.91	190
60+ Days Delinquencies as Percentage of Receivables	0.30%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	14,382,188.90	892
Securitization Value	13,849,778.51
Aggregate Residual Gain (Loss)	532,410.39

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	166,190,943.06	10,135
Cumulative Securitization Value	154,273,475.84
Cumulative Residual Gain (Loss)	11,917,467.22

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		16,643,677.48
Reimbursement of Outstanding Advance		11,893,087.50
Additional Advances for current period		12,704,128.03
Ending Balance of Residual Advance		17,454,718.01

Beginning Balance of Payment Advance		674,981.06
Reimbursement of Outstanding Payment Advance		331,590.52
Additional Payment Advances for current period		251,236.20
Ending Balance of Payment Advance		594,626.74

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of January 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No